Eaton Vance

Growth Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	17,333	$6,594,686
Raytheon Co.	14,008	2,748,230

		$9,342,916

Auto Components — 2.7%
Aptiv PLC	94,550	$8,265,561

		$8,265,561

Banks — 3.2%
Bank of America Corp.	157,902	$4,606,001
JPMorgan Chase & Co.	44,695	5,260,155

		$9,866,156

Beverages — 1.5%
Coca-Cola Co. (The)	56,032	$3,050,382
PepsiCo, Inc.	11,221	1,538,399

		$4,588,781

Biotechnology — 3.8%
Argenx SE ADR(1)	17,383	$1,980,967
Bluebird Bio, Inc.(1)(2)	17,427	1,600,147
Blueprint Medicines Corp.(1)	17,797	1,307,545
Portola Pharmaceuticals, Inc.(1)(2)	27,323	732,803
Vertex Pharmaceuticals, Inc.(1)	35,273	5,975,952

		$11,597,414

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	106,472	$5,824,018

		$5,824,018

Capital Markets — 1.0%
Charles Schwab Corp. (The)	73,487	$3,073,961

		$3,073,961

Chemicals — 1.5%
Ecolab, Inc.	7,693	$1,523,522
LyondellBasell Industries NV, Class A	23,456	2,098,608
Sherwin-Williams Co. (The)	1,794	986,467

		$4,608,597

Commercial Services & Supplies — 2.0%
Waste Connections, Inc.	25,168	$2,315,456
Waste Management, Inc.	32,012	3,681,380

		$5,996,836

Communications Equipment — 1.8%
Arista Networks, Inc.(1)	23,120	$5,523,830

		$5,523,830

Security	Shares	Value
Containers & Packaging — 0.6%
Avery Dennison Corp.	16,965	$1,926,715

		$1,926,715

Electrical Equipment — 1.4%
AMETEK, Inc.	45,998	$4,223,536

		$4,223,536

Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A(1)	20,543	$4,239,459

		$4,239,459

Energy Equipment & Services — 0.7%
Schlumberger, Ltd.	65,615	$2,242,065

		$2,242,065

Entertainment — 2.8%
Netflix, Inc.(1)	4,383	$1,172,978
Spotify Technology SA(1)	23,832	2,716,848
Walt Disney Co. (The)	35,224	4,590,392

		$8,480,218

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.(1)	86,122	$2,227,976

		$2,227,976

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	38,104	$3,188,161
Boston Scientific Corp.(1)	76,501	3,112,826
Danaher Corp.	31,809	4,594,174
Intuitive Surgical, Inc.(1)	10,017	5,408,479

		$16,303,640

Health Care Providers & Services — 0.9%
Anthem, Inc.	11,322	$2,718,412

		$2,718,412

Hotels, Restaurants & Leisure — 0.7%
Wynn Resorts, Ltd.	18,844	$2,048,720

		$2,048,720

Interactive Media & Services — 12.2%
Alphabet, Inc., Class A(1)	8,622	$10,528,669
Alphabet, Inc., Class C(1)	11,371	13,861,249
Facebook, Inc., Class A(1)	41,304	7,355,416
IAC/InterActiveCorp.(1)	12,822	2,794,812
Twitter, Inc.(1)	61,114	2,517,897

		$37,058,043

Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	13,478	$23,396,595
Booking Holdings, Inc.(1)	913	1,791,863

		$25,188,458

IT Services — 9.8%
GoDaddy, Inc., Class A(1)	90,489	$5,970,464
PayPal Holdings, Inc.(1)	44,053	4,563,450
Visa, Inc., Class A(2)	111,694	19,212,485

		$29,746,399

Security	Shares	Value
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(1)	1,097	$55,289
Agilent Technologies, Inc.	42,199	3,233,709
Illumina, Inc.(1)	7,553	2,297,774

		$5,586,772

Media — 0.6%
Fox Corp., Class A	58,572	$1,847,068

		$1,847,068

Pharmaceuticals — 2.8%
AstraZeneca PLC ADR	57,214	$2,550,028
Merck & Co., Inc.	71,278	6,000,182

		$8,550,210

Road & Rail — 0.8%
CSX Corp.	36,445	$2,524,545

		$2,524,545

Semiconductors & Semiconductor Equipment — 5.7%
Micron Technology, Inc.(1)	75,647	$3,241,474
QUALCOMM, Inc.	106,227	8,102,996
Texas Instruments, Inc.	46,731	6,039,514

		$17,383,984

Software — 14.2%
Adobe, Inc.(1)	34,169	$9,439,186
Intuit, Inc.	22,144	5,888,975
Microsoft Corp.	87,972	12,230,747
Palo Alto Networks, Inc.(1)	8,907	1,815,514
SailPoint Technologies Holding, Inc.(1)	111,387	2,081,823
salesforce.com, Inc.(1)	70,207	10,421,527
Zscaler, Inc.(1)	31,779	1,501,876

		$43,379,648

Specialty Retail — 3.1%
Lowe’s Cos., Inc.	56,034	$6,161,499
TJX Cos., Inc. (The)	60,662	3,381,300

		$9,542,799

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	25,577	$5,728,481

		$5,728,481

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	56,062	$5,265,343

		$5,265,343

Total Common Stocks (identified cost $176,806,407)		$304,900,561

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(4)	94,347	$94,338

Total Short-Term Investments (identified cost $94,338)		$94,338

Total Investments — 100.0% (identified cost $176,900,745)		$304,994,899

Other Assets, Less Liabilities — 0.0%(3)		$101,172

Net Assets — 100.0%		$305,096,071

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $21,327,990 and the total market value of the collateral received by the Fund was $22,003,940, comprised of U.S. government and/or agencies securities.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $94,338, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$709,276	$38,283,097	$(38,897,592)	$(436)	$(7)	$94,338	$20,202	94,347

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$304,900,561	*	$—	$—	$304,900,561
Short-Term Investments	—		94,338	—	94,338
Total Investments	$304,900,561		$94,338	$—	$304,994,899

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.